Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2017
Federal Home Loan Banks [Abstract]
Summary of Net Income Per Share

Net income per share:

	Year ended March 31, 2017			Year ended March 31, 2016			Year ended March 31, 2015
	Net income			Net income			Net income
	attributable to Taro	Shares	Per Share	attributable to Taro	Shares	Per Share	attributable to Taro	Shares	Per Share
	(numerator)	(denominator)	Amount	(numerator)	(denominator)	Amount	(numerator)	(denominator)	Amount
Basic EPS:	$456,356	41,300,797	$11.05	$540,932	42,832,241	$12.62	$484,257	42,833,533	$11.31

Effect of dilutive securities:
Stock options	—	—	—	—	—	—	—	217	—
Diluted EPS:	$456,356	41,300,797	$11.05	$540,932	42,832,241	$12.62	$484,257	42,833,750	$11.31